Changes in Company's Shareholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders Equity And Noncontrolling Interest [Line Items]
Net income attributable to TGH common shareholders	$ 206,950	$ 189,606	$ 120,031
Decrease in TGH's additional paid-in capital for TMCL capital restructuring		(144,832)
Transfers to the noncontrolling interest		(43,010)
Change in net income attributable to TGH common shareholders and transfers to the noncontrolling interest	206,950	146,596	120,031
Additional Paid-in Capital
Shareholders Equity And Noncontrolling Interest [Line Items]
Decrease in TGH's additional paid-in capital for TMCL capital restructuring		$ (43,010)